Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FRANK FUNDS
Entity Central Index Key	0001281790
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
INVESTOR CLASS
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	INVESTOR CLASS
Trading Symbol	FRNKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Frank Value Fund – Investor Class – FRNKX (the “Fund”) for the period July 1, 2025 to June 30, 2026.
Additional Information [Text Block]

You can find additional information about the Fund at https://frankfunds.com. You can also request the fund's Statutory Prospectus, financial information, holdings, and proxy voting information by contacting us at 1-888-217-5426.

Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Investor Class	$149	1.37%

*Annualized

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Frank Value Fund Investor Class returned 17.48% in the year ended June 30, 2026, compared to 26.62% for its benchmark, the Russell Midcap Value Index. In the five years ending June 30, 2026 Frank Value Fund Institutional Class returned 12.37% annualized, compared to 9.48% for the Russell Midcap Value Index.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a high-conviction absolute value investing strategy building a portfolio of 20 to 35 US-listed s/mid cap value equities. The strategy favors catalysts such as material share repurchases or debt reduction to unlock value. With an unconstrained, benchmark agnostic strategy, the manager maintains flexibility with the ability to invest outside of indices and freedom in sector weightings.

Techniques

The advisor’s security selection approach demanding low-valuation, high-quality, and unlocking catalysts also contributed to returns. The information below provides detailed descriptions of catalyst-driven allocations employed during the year.

Cantaloupe

The advisor initiated a position in Cantaloupe in September 2024 at an initial price of $5.99. Cantaloupe is a payment processor for vending machines and other automated stores, and despite recurring high profitability, the company remained immaterial in stock market indices. Frank Value Fund’s concentrated position delivered shareholders an outsized benefit when the company received a takeover offer, and the advisor sold the position in July 2025 for $11 and a gain of 83% in 10 months.

Garrett Motion

The advisor initiated a position in Garrett Motion in February 2024 at an initial price of $9. The market valued the company at $2.1 billion while free cash flow production was $400 million. Since February 2024, the company’s share count has declined from 242 million shares to 193 million, catalyzing rapid earnings per share growth. On April 30, 2026, the advisor deemed Garrett Motion fairly-valued, and Frank Value Fund sold its position in Garrett Motion at $24.98 for a gain of 178% excluding dividends.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Frank Value Fund – Investor Class	17.48%	12.37%	8.01%
Russell Mid Cap Value Index	26.62%	9.48%	10.63%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-217-5426.

Net Assets	$ 35,659,512
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 286,712
Investment Company, Portfolio Turnover	95.89%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$35,659,512	26	95.89%	$286,712

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Spectrum Brands Holdings, Inc.	7.03%
2.	United Natural Foods, Inc.	6.70%
3.	Icon PLC (Ireland)	6.42%
4.	Science Applications International Corp.	5.56%
5.	MPLX LP	5.30%
6.	Vistra Corp.	5.18%
7.	H&R Block, Inc.	5.15%
8.	The J.M. Smucker Co.	4.71%
9.	Hershey Co.	4.21%
10.	Pitney Bowes, Inc.	4.19%
	Total % of Net Assets	54.45%

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Web Address	https://frankfunds.com
CLASS C
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	CLASS C
Trading Symbol	FNKCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Frank Value Fund - Class C – FNKCX (the “Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://frankfunds.com. You can also request the fund's Statutory Prospectus, financial information, holdings, and proxy voting information by contacting us at 1-888-217-5426.

Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Class C	$230	2.12%

*Annualized

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Frank Value Fund Class C returned 16.52% in the year ended June 30, 2026, compared to 26.62% for its benchmark, the Russell Midcap Value Index. In the five years ending June 30, 2026 Frank Value Fund Class C returned 11.52% annualized, compared to 9.48% for the Russell Midcap Value Index.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a high-conviction absolute value investing strategy building a portfolio of 20 to 35 US-listed s/mid cap value equities. The strategy favors catalysts such as material share repurchases or debt reduction to unlock value. With an unconstrained, benchmark agnostic strategy, the manager maintains flexibility with the ability to invest outside of indices and freedom in sector weightings.

Techniques

The advisor’s security selection approach demanding low-valuation, high-quality, and unlocking catalysts also contributed to returns. The information below provides detailed descriptions of catalyst-driven allocations employed during the year.

Cantaloupe

The advisor initiated a position in Cantaloupe in September 2024 at an initial price of $5.99. Cantaloupe is a payment processor for vending machines and other automated stores, and despite recurring high profitability, the company remained immaterial in stock market indices. Frank Value Fund’s concentrated position delivered shareholders an outsized benefit when the company received a takeover offer, and the advisor sold the position in July 2025 for $11 and a gain of 83% in 10 months.

Garrett Motion

The advisor initiated a position in Garrett Motion in February 2024 at an initial price of $9. The market valued the company at $2.1 billion while free cash flow production was $400 million. Since February 2024, the company’s share count has declined from 242 million shares to 193 million, catalyzing rapid earnings per share growth. On April 30, 2026, the advisor deemed Garrett Motion fairly-valued, and Frank Value Fund sold its position in Garrett Motion at $24.98 for a gain of 178% excluding dividends.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Frank Value Fund – Class C	16.52%	11.52%	7.21%
Russell Mid Cap Value Index	26.62%	9.48%	10.63%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-217-5426.

Net Assets	$ 35,659,512
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 286,712
Investment Company, Portfolio Turnover	95.89%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$35,659,512	26	95.89%	$286,712

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Spectrum Brands Holdings, Inc.	7.03%
2.	United Natural Foods, Inc.	6.70%
3.	Icon PLC (Ireland)	6.42%
4.	Science Applications International Corp.	5.56%
5.	MPLX LP	5.30%
6.	Vistra Corp.	5.18%
7.	H&R Block, Inc.	5.15%
8.	The J.M. Smucker Co.	4.71%
9.	Hershey Co.	4.21%
10.	Pitney Bowes, Inc.	4.19%
	Total % of Net Assets	54.45%

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Web Address	https://frankfunds.com
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	FNKIX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Frank Value Fund – Institutional Class – FNKIX (the “Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://frankfunds.com. You can also request the fund's Statutory Prospectus, financial information, holdings, and proxy voting information by contacting us at 1-888-217-5426.

Additional Information Phone Number	1-888-217-5426
Additional Information Website	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Institutional Class	$122	1.12%

*Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Frank Value Fund Institutional Class returned 17.72% in the year ended June 30, 2026, compared to 26.62% for its benchmark, the Russell Midcap Value Index. In the five years ending June 30, 2026 Frank Value Fund Institutional Class returned 12.64% annualized, compared to 9.48% for the Russell Midcap Value Index.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a high-conviction absolute value investing strategy building a portfolio of 20 to 35 US-listed s/mid cap value equities. The strategy favors catalysts such as material share repurchases or debt reduction to unlock value. With an unconstrained, benchmark agnostic strategy, the manager maintains flexibility with the ability to invest outside of indices and freedom in sector weightings.

Techniques

The advisor’s security selection approach demanding low-valuation, high-quality, and unlocking catalysts also contributed to returns. The information below provides detailed descriptions of catalyst-driven allocations employed during the year.

Cantaloupe

The advisor initiated a position in Cantaloupe in September 2024 at an initial price of $5.99. Cantaloupe is a payment processor for vending machines and other automated stores, and despite recurring high profitability, the company remained immaterial in stock market indices. Frank Value Fund’s concentrated position delivered shareholders an outsized benefit when the company received a takeover offer, and the advisor sold the position in July 2025 for $11 and a gain of 83% in 10 months.

Garrett Motion

The advisor initiated a position in Garrett Motion in February 2024 at an initial price of $9. The market valued the company at $2.1 billion while free cash flow production was $400 million. Since February 2024, the company’s share count has declined from 242 million shares to 193 million, catalyzing rapid earnings per share growth. On April 30, 2026, the advisor deemed Garrett Motion fairly-valued, and Frank Value Fund sold its position in Garrett Motion at $24.98 for a gain of 178% excluding dividends.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Frank Value Fund – Institutional Class	17.72%	12.64%	8.28%
Russell Mid Cap Value Index	26.62%	9.48%	10.63%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-217-5426.

Net Assets	$ 35,659,512
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 286,712
Investment Company, Portfolio Turnover	95.89%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$35,659,512	26	95.89%	$286,712

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Spectrum Brands Holdings, Inc.	7.03%
2.	United Natural Foods, Inc.	6.70%
3.	Icon PLC (Ireland)	6.42%
4.	Science Applications International Corp.	5.56%
5.	MPLX LP	5.30%
6.	Vistra Corp.	5.18%
7.	H&R Block, Inc.	5.15%
8.	The J.M. Smucker Co.	4.71%
9.	Hershey Co.	4.21%
10.	Pitney Bowes, Inc.	4.19%
	Total % of Net Assets	54.45%

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Web Address	https://frankfunds.com
Class A Shares
Shareholder Report [Line Items]
Fund Name	CAMELOT EVENT-DRIVEN FUND
Class Name	CLASS A
Trading Symbol	EVDAX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Camelot Event-Driven Fund – Class A – EVDAX (the “Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.cameloteventdrivenfund.com/prospectus-sec-filings. You can also request the fund's Statutory Prospectus, financial information, holdings, and proxy voting information by contacting us at 1-866-706-9790.

Additional Information Phone Number	1-866-706-9790
Additional Information Website	https://www.cameloteventdrivenfund.com/prospectus-sec-filings
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Class A	$217	2.12%

*Annualized

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Camelot Event-Driven Fund Class A returned 4.97% for the fiscal year ended June 30, 2026, compared to 5.78% for the HFRX Event-Driven Index.

The Fund maintained a cautious positioning throughout the year, employing hedges in its activist and special situations substrategy.

Strategy

Camelot Event-Driven Advisors, LLC, the advisor to the Camelot Event-Driven Fund, employs an event-driven strategy targeting pricing inefficiencies created by several types of company-specific events.

The fund continued to maintain its largest allocations to activist investments and special situations throughout the year. Activist activity was strong throughout the period. The fund initiated positions in Asian activist situations, specifically in Japan, which has seen an expansion of activist activity as the reforms initiated by former prime minister Abe are being implemented.

Merger arbitrage remains a relatively small allocation compared to allocations in the past. The fund has also exercised appraisal rights in a number of its portfolio holdings, which remain ongoing and take multiple years to complete.

As in recent years, distressed opportunities remain a small fraction of the portfolio. Restructurings of distressed bonds of Chinese real estate developers are ongoing. Despite its many announcements of measures to revive the housing market, follow-through by the Chinese government has been modest, validating the measured and cautious approach in sizing these investments.

I thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Class A (with load)	-0.80%	3.39%	8.60%
Camelot Event Driven Fund - Class A (without load)	4.97%	4.56%	9.22%
HFRX Event-Driven Index	5.78%	3.06%	1.00%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-706-9790.

Net Assets	$ 117,585,645
Holdings Count | Holdings	345
Advisory Fees Paid, Amount	$ 1,306,531
Investment Company, Portfolio Turnover	53.18%
Additional Fund Statistics [Text Block]	FUND STATISTICS
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$117,585,645	345	53.18%	$1,306,531

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors or investment type, while the underlying securities represent as a percentage of the portfolio of investments.

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options and securities sold short.

Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Fidelity Investments Money Market Treasury Portfolio - Class III	6.88%
2.	Kimberly Clark Corp.	5.32%
3.	Crown Castle Inc.	4.57%
4.	Humana, Inc.	4.56%
5.	Medtronic PLC (Ireland)	4.12%
6.	BioMarin Pharmaceutical, Inc.	3.57%
7.	Occidental Petroleum Corp.	3.51%
8.	U.S. Treasury Note, 4.50%, 11/15/2033	3.44%
9.	Newmont Corp.	3.34%
10.	Phillips 66	3.16%
	Total % of Net Assets	42.47%

Updated Prospectus Phone Number	1-866-706-9790
Updated Prospectus Web Address	https://www.cameloteventdrivenfund.com/prospectus-sec-filings
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	CAMELOT EVENT-DRIVEN FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	EVDIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Camelot Event-Driven Fund – Institutional Class – EVDIX (the “Fund) for the period July 1, 2025 to June 30, 2026.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.cameloteventdrivenfund.com/prospectus-sec-filings. You can also request the fund's Statutory Prospectus, financial information, holdings, and proxy voting information by contacting us at 1-866-706-9790.

Additional Information Phone Number	1-866-706-9790
Additional Information Website	https://www.cameloteventdrivenfund.com/prospectus-sec-filings
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Institutional Class	$192	1.87%

*Annualized

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Camelot Event-Driven Fund Institutional Class returned 5.24% for the fiscal year ended June 30, 2026, compared to 5.78% for the HFRX Event-Driven Index.

The Fund maintained a cautious positioning throughout the year, employing hedges in its activist and special situations substrategy.

Strategy

Camelot Event-Driven Advisors, LLC, the advisor to the Camelot Event-Driven Fund, employs an event-driven strategy targeting pricing inefficiencies created by several types of company-specific events.

The fund continued to maintain its largest allocations to activist investments and special situations throughout the year. Activist activity was strong throughout the period. The fund initiated positions in Asian activist situations, specifically in Japan, which has seen an expansion of activist activity as the reforms initiated by former prime minister Abe are being implemented.

Merger arbitrage remains a relatively small allocation compared to allocations in the past. The fund has also exercised appraisal rights in a number of its portfolio holdings, which remain ongoing and take multiple years to complete.

As in recent years, distressed opportunities remain a small fraction of the portfolio. Restructurings of distressed bonds of Chinese real estate developers are ongoing. Despite its many announcements of measures to revive the housing market, follow-through by the Chinese government has been modest, validating the measured and cautious approach in sizing these investments.

I thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Institutional Class	5.24%	4.84%	9.53%
HFRX Event-Driven Index	5.78%	3.06%	1.00%

Cumulative Performance Comparison of $1,000,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-706-9790.

Net Assets	$ 117,585,645
Holdings Count | Holdings	345
Advisory Fees Paid, Amount	$ 1,306,531
Investment Company, Portfolio Turnover	53.18%
Additional Fund Statistics [Text Block]	FUND STATISTICS
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$117,585,645	345	53.18%	$1,306,531

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors or investment type, while the underlying securities represent as a percentage of the portfolio of investments.

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options and securities sold short.

Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Fidelity Investments Money Market Treasury Portfolio - Class III	6.88%
2.	Kimberly Clark Corp.	5.32%
3.	Crown Castle Inc.	4.57%
4.	Humana, Inc.	4.56%
5.	Medtronic PLC (Ireland)	4.12%
6.	BioMarin Pharmaceutical, Inc.	3.57%
7.	Occidental Petroleum Corp.	3.51%
8.	U.S. Treasury Note, 4.50%, 11/15/2033	3.44%
9.	Newmont Corp.	3.34%
10.	Phillips 66	3.16%
	Total % of Net Assets	42.47%

Updated Prospectus Phone Number	1-866-706-9790
Updated Prospectus Web Address	https://www.cameloteventdrivenfund.com/prospectus-sec-filings